Eaton Vance
Focused Growth Opportunities Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Automobile Components — 1.3%
Aptiv PLC(1)	30,052	$ 2,502,130
		$ 2,502,130
Biotechnology — 1.1%
AbbVie, Inc.	13,718	$ 2,211,890
		$ 2,211,890
Broadline Retail — 7.0%
Amazon.com, Inc.(1)	77,025	$ 13,590,291
		$ 13,590,291
Capital Markets — 4.2%
Blue Owl Capital, Inc.	97,588	$ 1,755,608
S&P Global, Inc.	6,752	2,886,547
Tradeweb Markets, Inc., Class A	32,169	3,506,743
		$ 8,148,898
Commercial Services & Supplies — 2.5%
Copart, Inc.(1)	34,150	$ 1,811,999
Waste Connections, Inc.	18,188	2,988,652
		$ 4,800,651
Consumer Staples Distribution & Retail — 4.1%
BJ's Wholesale Club Holdings, Inc.(1)	50,996	$ 4,491,218
Walmart, Inc.	53,142	3,494,618
		$ 7,985,836
Electrical Equipment — 1.9%
AMETEK, Inc.	21,335	$ 3,617,989
		$ 3,617,989
Entertainment — 3.0%
Netflix, Inc.(1)	9,083	$ 5,827,835
		$ 5,827,835
Financial Services — 1.1%
Shift4 Payments, Inc., Class A(1)(2)	30,994	$ 2,085,276
		$ 2,085,276
Security	Shares	Value
Ground Transportation — 2.3%
Uber Technologies, Inc.(1)	70,445	$ 4,547,929
		$ 4,547,929
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.(1)	6,079	$ 2,444,488
		$ 2,444,488
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	9,119	$ 4,517,279
		$ 4,517,279
Interactive Media & Services — 11.3%
Alphabet, Inc., Class C(1)	82,325	$ 14,321,257
Meta Platforms, Inc., Class A	16,778	7,832,474
		$ 22,153,731
IT Services — 1.5%
Gartner, Inc.(1)	7,122	$ 2,988,890
		$ 2,988,890
Life Sciences Tools & Services — 1.8%
Illumina, Inc.(1)	7,658	$ 798,576
Thermo Fisher Scientific, Inc.	4,752	2,699,041
		$ 3,497,617
Pharmaceuticals — 3.5%
Eli Lilly & Co.	8,332	$ 6,835,073
		$ 6,835,073
Professional Services — 1.6%
TransUnion	42,183	$ 3,033,802
		$ 3,033,802
Real Estate Management & Development — 0.8%
CoStar Group, Inc.(1)	20,001	$ 1,563,478
		$ 1,563,478
Semiconductors & Semiconductor Equipment — 16.5%
Analog Devices, Inc.	17,301	$ 4,056,911
Lam Research Corp.	4,804	4,479,442
NVIDIA Corp.	21,670	23,757,471
		$ 32,293,824
Software — 16.7%
Adobe, Inc.(1)	9,085	$ 4,040,645

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Fair Isaac Corp.(1)	1,988	$ 2,564,381
Fortinet, Inc.(1)	32,151	1,907,197
Intuit, Inc.	7,592	4,376,332
Microsoft Corp.	47,712	19,806,683
		$ 32,695,238
Specialty Retail — 4.3%
Burlington Stores, Inc.(1)	9,706	$ 2,329,925
TJX Cos., Inc.	59,818	6,167,236
		$ 8,497,161
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	81,205	$ 15,611,661
		$ 15,611,661
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	11,119	$ 1,056,861
		$ 1,056,861
Total Common Stocks (identified cost $96,134,499)		$192,507,828

Short-Term Investments — 2.0%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(3)	2,941,468	$ 2,941,468
Total Affiliated Fund (identified cost $2,941,468)		$ 2,941,468

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	933,511	$ 933,511
Total Securities Lending Collateral (identified cost $933,511)		$ 933,511
Total Short-Term Investments (identified cost $3,874,979)		$ 3,874,979
Total Investments — 100.5% (identified cost $100,009,478)		$196,382,807
Other Assets, Less Liabilities — (0.5)%		$ (1,028,373)
Net Assets — 100.0%		$195,354,434
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2024. The aggregate market value of securities on loan at May 31, 2024 was $2,064,420 and the total market value of the collateral received by the Fund was $2,054,808, comprised of cash of $933,511 and U.S. government and/or agencies securities of $1,121,297.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at May 31, 2024.
Affiliated Investments
At May 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,941,468, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,434,718	$3,866,534	$(3,359,784)	$ —	$ —	$2,941,468	$41,966	2,941,468
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$192,507,828*	$ —	$ —	$192,507,828
Short-Term Investments:
Affiliated Fund	2,941,468	—	—	2,941,468
Securities Lending Collateral	933,511	—	—	933,511
Total Investments	$196,382,807	$ —	$ —	$196,382,807
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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